Schedule of goodwill and intangible assets arising from business combination (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Goodwill	R$ 4,031,431	R$ 2,935,577
Trademarks	1,306,261	1,327,738
Total	6,245,045	5,220,102	R$ 4,908,079
Other Segments [Member]
Disclosure of operating segments [line items]
Goodwill	1,011,828
Trademarks	298
Total	1,012,126
Domestic [Member]
Disclosure of operating segments [line items]
Goodwill	1,151,498	1,151,498
Trademarks	982,478	982,478
Total	2,133,976	2,133,976
International [Member]
Disclosure of operating segments [line items]
Goodwill	1,868,105	1,784,079
Trademarks	323,485	345,260
Total	R$ 2,191,590	R$ 2,129,339